Events After Reporting Period (Details) - Forecast [Member] - USD ($)	Jul. 16, 2025	Jun. 24, 2025
Initial Public Offering [Member]
Events After Reporting Period [Line Items]
Ordinary shares issued (in Shares)		2,000,000
Share price		$ 4
Underwriting discounts (in Dollars)	$ 8,000,000
Over-Allotment Options [Member]
Events After Reporting Period [Line Items]
Ordinary shares issued (in Shares)	300,000
Share price	$ 4
Underwriting discounts (in Dollars)	$ 9,200,000
Price per share	$ 0.00001